RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 12 - RELATED PARTIES

a.	Related parties include the Controlling Shareholder and companies under his control, the Board of Directors and the Executive Officers of the Company.

b.	As to options and restricted shares granted to directors and executive officers, see note 9d.